Financial Risk Management Objectives and Policies - Disclosure of summary illustrates the fluctuations in the exchange rates applied (Detail) - Currency risk [member]	6 Months Ended
Jun. 30, 2026
CAD
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.7098
Closing rate	0.7037
BRL
Disclosure Of Fluctuations In The Exchange Rates [Line Items]
Average rate	0.1940
Closing rate	0.1932